Statements of Loss (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,617,194	$ 986,847
Expenses	1,124,601	698,144
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	311,605	192,772
Net loss	(34,293)	(177,386)
Parent And Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	1,474,824	844,619
Expenses	1,196,168	690,149
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	278,656	154,470
Net loss	$ (25,780)	$ (171,030)